Annual Total Returns[BarChart] - AST Wellington Management Hedged Equity Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.46%)	11.01%	20.50%	5.50%	(0.63%)	6.52%	13.59%	(5.00%)	20.55%	6.66%